Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Raw material	$155,060	$96,982
Work in process	204,005	199,127
Goods in transit	1,540,427	1,424,186
Inventories provision	(249,664)	(161,476)
Total inventories	$1,649,828	$1,558,819

Schedule of Provision for Inventory

The movements of provision for inventory were as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$(161,476)	$(72,787)
Provision during the six months period	(82,031)	-
Foreign exchange difference	(6,157)	(303)
Balance at the end of the period	$(249,664)	$(73,090)